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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number: [  ]
This Amendment (Check only one):    [  ] is a restatement.
                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Fifth Third Bank, Northern KY
Address:          8100 Burlington Pike
                  Florence, KY 41042

13F File Number:  28-10121
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                   Neal E. Arnold
Title:                  Executive Vice President, CFO
Phone:                  513-534-8577
Signature, Place, and Date of Signing:

 /s/ Neal E. Arnold              Cincinnati, Ohio        November 12, 2002
----------------------           ------------------     -------------------
      [Signature]                   [City, State]           [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT

[x] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Fifth Third Bancorp -  #28-03158